BANK BORROWINGS - Additional information (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CNY (¥)
BANK BORROWINGS
Repaid borrowings				$ 1,113,043	$ 2,223,550	$ 1,412,250
Bank borrowings term				1 year
Revolving credit facility
BANK BORROWINGS
Bank borrowings term		1 year	1 year
Proceeds from credit facility		$ 417,931	¥ 3,000,000
Fixed interest rate	3.14%	4.58%	4.58%
Outstanding balance				$ 0
Maximum borrowing capacity	$ 417,931								¥ 3,000,000
Bank of Beijing | Loan agreement
BANK BORROWINGS
Principal amount						$ 1,449,846	$ 293,565	¥ 2,110,000				¥ 10,000,000
Fixed interest rate						3.65%	1.50%	1.50%				3.65%
Bank of Communications | Credit facility agreement
BANK BORROWINGS
Interest expense arising from the bank borrowings				$ 20,067	$ 69,234	$ 73,406
Bank of Communications | Loan agreement
BANK BORROWINGS
Principal amount										$ 694,859	¥ 5,000,000		$ 847,350	¥ 6,000,000
Fixed interest rate										3.00%	3.00%		3.55%	3.55%